SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2012
Minimum
Lease accounting
Term of the Group's leases	1 year
Maximum
Lease accounting
Term of the Group's leases	5 years